REVENUE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Line Items]
Revenue, performance obligation, description of payment terms	Our services are typically billed on a monthly basis and we do not offer extended payment terms. We do not have contracts with financing components.		Our services are typically billed on a monthly basis and we do not offer extended payment terms. We do not have contracts with financing components.
Receivables with customers	$ 58,000		$ 90,400	$ 82,900
Contract assets included in accounts receivable	17,354	$ 3,902	3,902	8,755	$ 0
Gathering Services and Related Fees
Revenue From Contract With Customer [Line Items]
Contract liabilities, revenue	$ 2,400	$ 2,700	$ 10,100	$ 10,800